Goodwill, Intangible Assets and Contract Liabilities - Schedule of Intangible Assets and Contract Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Beginning Balance				$ (533)
Amortization	1,518	1,518	1,518
Ending Balance				(533)
Unfavorable Contract Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	(14,311)				(15,829)
Amortization	1,518	1,518
Ending Balance	$ (12,793)	$ (14,311)			$ (15,829)